Unaudited Condensed Consolidated Financial Statements (Details) (USD $)	3 Months Ended
	Mar. 31, 2011	Apr. 25, 2011
Unaudited Condensed Consolidated Financial Statements [Abstract]
Cash that company can convert to through ownership of outstanding shares	$ 15.60
Number of ads that company can convert to through ownership of outstanding shares.	0.4778
Business acquisition, contingent consideration, potential cash payment	2,800,000,000
Business acquisition, equity interest issued or issuable, number of shares	86,000,000
Business acquisition, contingent consideration, at fair value	7,900,000,000
Business acquisition, equity interest issued or issuable, value assigned	5,100,000,000
Closing price of stock		59.10
Estimated fair value of stock acquired by company	$ 32,000,000